Investments in associates and joint arrangements - Vodafone Idea Limited (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Statements of Financial Position [Abstract]
Goodwill	€ 31,731	€ 31,378
Other intangible assets	21,818	22,631
Plant, property and equipment	41,243	40,113
Investments in associates and joint ventures	4,670	5,831
Other investments	925	792
Trade and other receivables	4,777	10,393
Taxation recoverable	434	278
Trade and other receivables	10,923	11,724
Other investments	9,159	7,089
Cash and cash equivalents	5,821	13,557
Total current assets	27,013	33,246
Total assets	155,063	168,168
Equity shareholders' funds	57,816	62,625	€ 63,445	€ 70,943
Borrowings	59,272	62,949
Trade and other payables	4,909	5,189
Provisions	1,747	1,479
Total non-current liabilities	68,536	72,158
Borrowings	8,488	11,976
Provisions	892	1,053
Trade and other payables	18,070	17,719
Total current liabilities	28,711	33,385
Total equity and liabilities	155,063	168,168
Statement Of Cash Flow
Inflow from operating activities	17,215	17,379	12,980
Cash flows from investing activities	(9,262)	(8,088)	(9,217)
Cash flows from financing activities	(15,196)	(9,352)	4,437
Net cash inflow/(outflow)	(7,243)	(61)	8,200
Cash and cash equivalents at beginning of the financial year	13,288	13,605	5,394
Exchange gain	(255)	(256)	11
Cash and cash equivalents at end of the financial year	5,790	13,288	€ 13,605
Vodafone Idea Limited
Statements of Financial Position [Abstract]
Goodwill	0
Total non-current assets	19,387	21,240
Cash and cash equivalents	200	320
Total current assets	2,548	3,235
Total assets	21,935	24,475
Equity shareholders' funds	(5,615)	(3,475)
Total non-current liabilities	21,749	15,835
Total current liabilities	€ 5,801	€ 12,115